Consolidated Statement of Financial Position - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	₽ 196,992	₽ 189,879
Mineral licenses	31,075	32,068
Goodwill and other intangible assets	13,652	16,883
Investments in associates	321	293
Deferred tax assets	3,648	5,488
Other non-current assets	553	630
Non-current financial assets	232	244
Total non-current assets	246,473	245,485
Current assets
Inventories	39,773	43,423
Income tax receivables	65	121
Trade and other receivables	15,340	17,612
Other current assets	6,982	8,673
Other current financial assets	363	508
Cash and cash equivalents	3,509	1,803
Total current assets	66,032	72,140
Total assets	312,505	317,625
Equity
Treasury shares	(63)
Additional paid-in capital	24,434	24,378
Accumulated other comprehensive (loss) income	(848)	1,771
Accumulated deficit	(273,754)	(274,186)
Equity attributable to equity shareholders of Mechel PAO	(245,228)	(243,041)
Non-controlling interests	11,631	9,846
Total equity	(233,597)	(233,195)
Non-current liabilities
Loans and borrowings	7,205	6,538
Lease liabilities	7,002	2,413
Other non-current financial liabilities	48,303	44,510
Other non-current liabilities	105	120
Pension obligations	4,933	3,819
Provisions	5,238	3,719
Deferred tax liabilities	13,877	13,506
Total non-current liabilities	86,663	74,625
Current liabilities
Loans and borrowings, including interest payable, fines and penalties on overdue amounts of RUB 11,111 million and RUB 9,877 million as of December 31, 2019 and 2018, respectively	381,317	412,294
Trade and other payables	38,391	34,800
Lease liabilities	10,353	5,880
Income tax payable	9,161	6,425
Taxes and similar charges payable other than income tax	9,228	6,106
Advances received and other current liabilities	5,816	5,096
Pension obligations	615	772
Provisions	4,558	4,822
Total current liabilities	459,439	476,195
Total liabilities	546,102	550,820
Total equity and liabilities	312,505	317,625
Common shares [member]
Equity
Equity shares	4,163	4,163
Preferred shares [member]
Equity
Equity shares	₽ 840	₽ 833